Segmented Information (Tables)	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Results of operating segments

For the years ended	Canada	U.S.	Asset Management	Asia	Corporate	Consolidation adjustments	Total
December 31, 2022
Gross premiums:
Annuities	$3,909	$1	$—	$26	$9	$—	$3,945
Life insurance	6,308	1,515	—	3,512	60	—	11,395
Health insurance	6,493	7,298	—	25	4	—	13,820
Total gross premiums	16,710	8,814	—	3,563	73	—	29,160
Less: Ceded premiums	1,589	505	—	189	14	—	2,297
Net investment income (loss)	(4,864)	(2,306)	28	(3,242)	(1,113)	(90)	(11,587)
Fee income	1,610	297	5,729	620	106	(316)	8,046
Total revenue	11,867	6,300	5,757	752	(948)	(406)	23,322
Less:
Total benefits and expenses	10,344	5,571	4,215	218	(543)	(406)	19,399
Income tax expense (benefit)	363	143	345	63	(293)	—	621
Total net income (loss)	$1,160	$586	$1,197	$471	$(112)	$—	$3,302
Less:
Net income (loss) attributable to participating policyholders	160	—	—	(44)	—	—	116
Net income (loss) attributable to non-controlling interests	—	—	56	—	—	—	56
Shareholders’ net income (loss)	$1,000	$586	$1,141	$515	$(112)	$—	$3,130
December 31, 2021
Gross premiums:
Annuities	$3,874	$—	$—	$29	$14	$—	$3,917
Life insurance	5,848	1,452	—	3,542	83	—	10,925
Health insurance	5,989	4,624	—	24	27	—	10,664
Total gross premiums	15,711	6,076	—	3,595	124	—	25,506
Less: Ceded premiums	1,533	705	—	201	14	—	2,453
Net investment income (loss)	3,069	546	20	1,060	37	(99)	4,633
Fee income	1,611	81	5,835	642	111	(278)	8,002
Total revenue	18,858	5,998	5,855	5,096	258	(377)	35,688
Less:
Total benefits and expenses	16,651	5,375	4,591	3,838	513	(377)	30,591
Income tax expense (benefit)	384	124	372	113	(266)	—	727
Total net income (loss)	$1,823	$499	$892	$1,145	$11	$—	$4,370
Less:
Net income (loss) attributable to participating policyholders	265	—	—	70	—	—	335
Shareholders’ net income (loss)	$1,558	$499	$892	$1,075	$11	$—	$4,035
Assets and liabilities by segment are as follows:

	Canada	U.S.	Asset Management	Asia	Corporate	Consolidation adjustments	Total
As at December 31, 2022
Total general fund assets	$110,888	$37,282	$11,702	$37,072	$9,044	$(374)	$205,614
Investments for account of segregated fund holders	$109,058	$421	$—	$7,111	$8,702	$—	$125,292
Total general fund liabilities	$100,396	$30,190	$9,474	$29,662	$6,889	$(374)	$176,237
As at December 31, 2021
Total general fund assets	$110,499	$33,391	$10,024	$37,661	$14,187	$(388)	$205,374
Investments for account of segregated fund holders	$121,146	$519	$—	$7,609	$10,722	$—	$139,996
Total general fund liabilities	$100,838	$29,553	$8,010	$30,884	$8,404	$(388)	$177,301

Disclosure of geographical areas
The following table shows revenue by country for Asset Management and Corporate:

	Asset Management		Corporate
For the years ended December 31,	2022	2021	2022	2021
Revenue:
United States	$5,173	$5,299	$61	$112
United Kingdom	288	289	(1,014)	74
Canada	251	233	9	75
Other countries	45	34	(4)	(3)
Total revenue	$5,757	$5,855	$(948)	$258

The following table shows total assets by country for Asset Management and Corporate:

	Asset Management		Corporate
As at December 31,	2022	2021	2022	2021
Total general fund assets:
United States	$9,933	$8,203	$1,536	$2,570
United Kingdom	940	1,064	4,827	6,892
Canada	581	582	2,500	4,533
Other countries	248	175	181	192
Total general fund assets	$11,702	$10,024	$9,044	$14,187
Investment for account of segregated fund holders:
United Kingdom	$—	$—	$8,702	$10,722
Total investment for account of segregated fund holders	$—	$—	$8,702	$10,722